Document and Entity Information	May 02, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001705843
Document Type	8-K/A
Document Period End Date	May 02, 2023
Entity Registrant Name	Calyxt, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38161
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	2800 Mount Ridge Road
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113-1127
City Area Code	(651)
Local Phone Number	683-2807
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Calyxt, Inc. (the “Company”) with the Securities and Exchange Commission on May 5, 2023 (the “Original Form 8-K”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of its named executive officers (commonly referred to as a “Say-on-Pay” advisory vote). This Amendment does not amend, modify, or supplement the Original Form 8-K in any other respect.